Stockholder's Equity (Details) - Schedule of stock option - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	9,167,643	5,645,802
Weighted Average Contractual Life (Yrs).	7 years 2 months 12 days	6 years 10 months 24 days
Exercisable	4,111,087	3,772,857
Exercise Price 0.0030 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	116,667
Weighted Average Contractual Life (Yrs).	5 years 1 month 6 days
Exercisable	116,667
Exercise Price 1.5000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	756,667
Weighted Average Contractual Life (Yrs).	6 years
Exercisable	698,334
Exercise Price 1.8000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	34,735
Weighted Average Contractual Life (Yrs).	9 years
Exercisable	34,735
Exercise Price 2.1000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,666,667
Weighted Average Contractual Life (Yrs).	6 years 8 months 12 days
Exercisable	866,667
Exercise Price 2.7000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	387,667
Weighted Average Contractual Life (Yrs).	9 years 3 months 18 days
Exercisable
Exercise Price 3.0000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	906,667
Weighted Average Contractual Life (Yrs).	6 years 1 month 6 days
Exercisable	906,667
Exercise Price 3.5700 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	31,111
Weighted Average Contractual Life (Yrs).	8 years 3 months 18 days
Exercisable	20,556
Exercise Price 3.9000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	8,333
Weighted Average Contractual Life (Yrs).	7 years 2 months 12 days
Exercisable	8,333
Exercise Price 4.5000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	93,333
Weighted Average Contractual Life (Yrs).	5 years 2 months 12 days
Exercisable	93,333
Exercise Price 6.6000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	69,444
Weighted Average Contractual Life (Yrs).	7 years 4 months 24 days
Exercisable	69,444
Exercise Price 7.2000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,657,463
Weighted Average Contractual Life (Yrs).	9 years 4 months 24 days
Exercisable	107,463
Exercise Price 7.5000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	83,333
Weighted Average Contractual Life (Yrs).	7 years 2 months 12 days
Exercisable	83,333
Exercise Price 7.8000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	2,255,557
Weighted Average Contractual Life (Yrs).	9 years 10 months 24 days
Exercisable	5,556
Exercise Price 8.7000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	33,333
Weighted Average Contractual Life (Yrs).	6 years 8 months 12 days
Exercisable	33,333
Exercise Price 12.0000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	33,333
Weighted Average Contractual Life (Yrs).	5 years 6 months
Exercisable	33,333
Exercise Price 13.5000 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,033,333
Weighted Average Contractual Life (Yrs).	5 years 2 months 12 days
Exercisable	1,033,333